Other Long-term Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Deferred revenue	$ 13	$ 8
Customer advances for construction	59	60
Merger commitments	7	10
Non-retirement employee benefits	19	22
Deferred payroll taxes	0	6
Petrogas equalization reserve	0	5
Uncertain tax positions	20	21	$ 2
Other	16	21
Other long-term liabilities	$ 134	$ 153